Related Party Transactions - Summary of Transactions Between Related Parties (Detail) - EUR (€)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Wages and salaries					€ 31,754,000	€ 14,260,000	€ 8,466,000
Social contributions					7,812	3,443	1,781
Arrival Management Systems LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					(10,000)	(256,000)
Amount payable, related party transactions					0	(53,000)
Arrival Solutions LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					4,000	(30,000)
Amount payable, related party transactions					5,000	(26,000)
Shishkov Rodion [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					0	62,000	123,000
Amount payable, related party transactions					0	64,000
Studio S.à r.l. [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					0	0	(1,690,000)
K Cybernation S.à r.l. [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					0	(3,297,000)
Amount payable, related party transactions					0	0
K Robolife S.à r.l.
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	€ 0	€ 9,000	€ 0	€ 9,000	(66,000)	(65,649,000)
Amount payable, related party transactions					0	0
Kinetik S.à r.l [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year		57,000	0	57,000	(23,959,000)	(150,909,000)	(44,553,000)
Amount payable, related party transactions					0	0
Denis Sverdlov [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year							195,000
Charge Cars Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year		7,000		7,000	294,000	(39,000)	165,000
Amount payable, related party transactions					0	0
Smart Space LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year						(386,000)	(152,000)
Smekalka LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					(299,000)	0
Amount payable, related party transactions					0	0
Experiment X Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year							(66,000)
Happy Electron Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year							(127,000)
Cybernation Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year							(60,000)
Remy Robotics LLC [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year					31,000	36,000
Amount payable, related party transactions					0	0
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Wages and salaries					2,937,000	2,903,000	2,924,000
Social contributions					334,000	561,000	372,000
Other benefits					48,000	1,000	0
Other earnings					0	34,000	0
RSP loans					13,700,000	0	0
SOP expense					3,141,000	€ 0	€ 0
Hyundai Motor Company [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	(23,000)	0	(467,000)	0
Amount payable, related party transactions	(270,000)		(270,000)		€ 0
Hyundai Mobis [Member]
Disclosure of transactions between related parties [line items]
Related party Transactions for the year	€ 293,000	€ 0	€ 740,000	€ 0